Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
On an annual basis since 2015, the Group has implemented a long-term incentive plan ("LTIP") which grants awards to employees and officers selected by the Compensation Committee of the Board of Directors (the “Compensation Committee”). PSU awards are earned based on achievement against one or more performance metrics established by the Compensation Committee in respect of a specified performance period. Earned PSUs range from zero to a specified maximum percentage of a participant’s target award based on the performance of applicable performance metrics, and are subject to vesting terms based on continued employment.

The first performance period ran from January 1, 2015 through December 31, 2017, with PSUs earned based on achievement of EBITDA metrics established by the Compensation Committee and total shareholder return relative to a peer group. Once earned and vested, PSUs were settled in one share of Company common stock per vested PSU (or, at the Company’s election, cash equal to the fair market value thereof). There is no excercise price. The first vesting period ran through March 31, 2018 (the “2015 Plan”). All PSUs are granted under, and are subject to the terms and conditions of, the Company’s 2014 Omnibus Incentive Compensation Plan, and do not increase the number of shares previously reserved for issuance under that plan. On August 2, 2016 the Compensation Committee established a consecutive LTIP (the "2016 Plan") having consistent terms as compared to the 2015 Plan. On July 31, 2017 the Compensation Committee established another consecutive LTIP (the "2017 Plan") having consistent terms as compared to the 2015 and 2016 Plan. On July 12, 2018 the Compensation Committee established a consecutive LTIP (the "2018 Plan") having consistent terms as compared to the 2015, 2016 and 2017 Plan. In April 2018 the Compensation Comittee establish a stock compensation plan for the Board of directors under the existing Omnibus Incentive Compensation Plan.
The following table provides detail as to expenses recorded within operating income with respect to the LTIP:

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Expense arising from equity-settled share-based payment transactions (2015 Plan)	$777	$2,736	$2,370
Expense arising from equity-settled share-based payment transactions (2016 Plan)	4,566	4,053	1,588
Expense arising from equity-settled share-based payment transactions (2017 Plan)	5,052	2,046	—
Expense arising from equity-settled share-based 2018 incentive	563	—	—
Expense arising from equity-settled share-based payment transactions (2018 Plan)	2,961	—	—
Total expenses	$13,919	$8,835	$3,958

The following table illustrates the number of, and movements in, PSUs during the year:

	2018	2017	2016
	Number of PSUs
Outstanding at January 1,	1,610,894	1,145,238	463,830
Granted during the period	450,977	474,660	690,279
Forfeited during the period	(19,759)	(9,004)	(8,871)
Exercised/vested during the period	(447,122)	—	—
Outstanding at December 31,	1,594,990	1,610,894	1,145,238
Expected to vest at December 31,	1,556,011	1,433,440	984,901

The closing price of the Company's shares and therefore the intrinsic value of one PSU outstanding was $25.28 as of December 31, 2018, $25.60 as of December 31, 2017 and $18.85 as of December 31, 2016. Total intrinsic value amounted to $40.3 million as of December 31,2018, $41.2 million as of December 31,2017 and $21.6 million as of December 31,2016.
The following table lists the inputs to the valuation model used for calculating the grant date fair values under the 2018, 2017 and 2016 Plans:

	2015 Plan	2016 Plan	2017 Plan	2018 Plan
Expected term (in years)	3	3	3	3
Dividend yield (%)	2.14%	2.23%	1.88%	1.94%
Expected volatility OEC (%)	25.16%	32.07%	33.77%	30.22%
Expected volatility peer group (%)	13.90%	18.12%	17.30%	20.09%
Correlation	0.5234	0.4952	0.4574	0.3659
Risk-free interest rate (%)	0.90%	0.76%	1.45%	1.46%
Model used	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Weighted average fair value of PSUs granted	$17.41	$17.21	$24.89	$39.24

In April 2018, 447,122 PSUs were exercised for the 2015 Plan. The expected term of share awards represents the weighted average period the share awards are expected to remain outstanding. The remaining contractual terms of share units outstanding is April 2019 for the 2016 Plan and April 2020 for the 2017 Plan and April 2021 for the 2018 Plan.
The Company used a combination of historical and implied volatility of its traded shares, or blended volatility, in deriving the expected volatility assumption. The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of stock options. The dividend yield assumption is based on the Company's history.

Stock-based compensation expense is compromised of the following line items:

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Cost of sales	$55	$73	$29
Selling expenses	2,711	1,637	676
General and administrative expenses	10,394	6,658	3,066
Research and development costs	759	467	187
Stock-based compensation expense	$13,919	$8,835	$3,958

The assumption for estimating expected forfeitures is based on previous experience and based on 3% leavers rate per year. Actual forfeitures are in addition recorded as they occur.